Shareholders' Equity (Details) - Schedule of share options at the grant date - Black-Scholes [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Details) - Schedule of share options at the grant date [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%
Minimum [Member]
Shareholders' Equity (Details) - Schedule of share options at the grant date [Line Items]
Expected volatility (%)	72.97%	74.35%	69.80%
Risk-free interest rate (%)	0.62%	0.23%	2.26%
Expected term (in years)	5 years	5 years	6 years
Maximum [Member]
Shareholders' Equity (Details) - Schedule of share options at the grant date [Line Items]
Expected volatility (%)	78.69%	84.77%	76.14%
Risk-free interest rate (%)	1.32%	1.38%	3.13%
Expected term (in years)	6 years	6 years	7 years